Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations	[3]	€ (19)	[1],[2]	€ (213)	[1],[2]	€ 843	[4],[5]
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations				12		(29)
Discontinued operations [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		(19)		(213)		843
Other operations [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations		€ (19)		(27)		(24)
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations				€ (198)		€ 896

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.